UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number  811-08359

The Westport Funds
(Exact name of Registrant as specified in charter)

253 Riverside Avenue
Westport, Connecticut 06880
(Address of principal executive offices) (Zip code)

Edmund H. Nicklin, Jr.,
253 Riverside Avenue
Westport, Connecticut 06880
(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 593-7878

Date of fiscal year end: 12/31

Date of reporting period: 3/31/09

FORM N-Q

Item 1.  Schedule of Investments.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS
March 31, 2009 (Unaudited)

COMMON STOCKS - 94.6%	Shares	Market Value

Aircraft Maintenance & Services - 0.6%
AAR Corp.(a)	291,522	$3,655,686

Banks & Thrifts - 0.2%
Sterling Financial Corp.	275,000	569,250
The South Financial Group, Inc.	660,700	726,770
		1,296,020

Broadcasting/Cable TV/Advertising - 0.2%
Cox Radio, Inc. – Class A(a)	308,978	1,266,810

Business Products & Services - 9.5%
Arbitron, Inc.	677,753	10,173,073
CACI International, Inc. – Class A(a)	185,900	6,783,491
IMS Health, Inc.	450,000	5,611,500
Perot Systems Corp. - Class A(a)	925,000	11,914,000
Synopsys, Inc.(a)	1,063,892	22,054,481
		56,536,545

Capital Goods - 2.0%
Baldor Electric Company	804,002	11,649,989

Communications Equipment & Services - 0.8%
General Communication, Inc. - Class A(a)	739,450	4,939,526

Consumer Products & Services - 12.6%
Big Lots, Inc.(a)	1,313,056	27,285,304
Darden Restaurants, Inc.	733,000	25,112,580
Del Monte Foods Company	2,235,154	16,294,272
Orient-Express Hotels Ltd. - Class A	579,100	2,374,310
Ruby Tuesday, Inc.(a)	573,896	1,675,776
Saks, Inc.(a)	912,600	1,706,562
		74,448,804

Engineering & Consulting - 0.9%
KBR, Inc.	375,586	5,186,843

Health Care Products & Services - 9.0%
CVS/Caremark Corp.	560,000	15,394,400
Universal Health Services, Inc. - Class B	985,200	37,772,568
		53,166,968

Industrial Services - 22.6%
DeVry, Inc.	1,275,000	61,429,500
ITT Educational Services, Inc.(a)	596,000	72,366,320
		133,795,820

Industrial Specialty Products - 16.6%
Charles River Laboratories International, Inc.(a)	701,300	19,082,373
EMS Technologies, Inc.(a)	252,613	4,410,623
IPG Photonics Corp.(a)	495,729	4,174,038
Precision Castparts Corp.	642,500	38,485,750
QLogic Corp.(a)	678,209	7,541,684
Rogers Corp.(a)	164,800	3,111,424
Thermo Fisher Scientific, Inc.(a)	601,000	21,437,670
		98,243,562

Insurance - 9.4%
Arthur J. Gallagher & Company	673,817	11,454,889
Brown & Brown, Inc.	778,614	14,723,591
Willis Group Holdings Ltd.	1,355,900	29,829,800
		56,008,280

Medical Products & Services - 0.6%
Kinetic Concepts, Inc.(a)	176,700	3,731,904

Oil & Gas Producers - 3.8%
Energy Partners Ltd.(a)	744,637	67,017
Forest Oil Corp.(a)	605,558	7,963,088
Plains Exploration & Production Company(a)	800,003	13,784,052
Stone Energy Corp.(a)	299,000	995,670
		22,809,827

Publishing - 3.0%
John Wiley & Sons, Inc.	590,330	17,580,027

Real Estate & Construction - 0.3%
Forestar Group, Inc.(a)	239,096	1,829,084

Security Products & Services - 1.1%
Checkpoint Systems, Inc.(a)	736,600	6,607,302

Other - 1.4%		8,388,000

TOTAL COMMON STOCKS (Cost $502,477,095)		$561,140,997

CONVERTIBLE PREFERRED STOCKS - 0.1%	Shares	Market Value

The South Financial Group, Inc.*	1,922	$315,496
The South Financial Group, Inc.*	578	94,879

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,500,000)		$410,375

MONEY MARKETS - 5.0%	Shares	Market Value

Federated U.S. Treasury Cash Reserve Fund	29,924,665	$29,924,665

TOTAL MONEY MARKETS (Cost $29,924,665)		$29,924,665

TOTAL INVESTMENT SECURITIES - 99.7% (Cost $534,901,760)		$591,476,037
OTHER ASSETS AND LIABILITIES - 0.3%		1,650,273

NET ASSETS - 100.0%		$593,126,310

(a)    Non-income producing security.

*    Denotes an inactively traded security.  These securities amounted to 0.1% of net assets as of March 31, 2009.

See Notes to Schedules of Investments.

THE WESTPORT FUNDS
WESTPORT FUND
PORTFOLIO OF INVESTMENTS
March 31, 2009 (Unaudited)

COMMON STOCKS - 77.6%	Shares	Market Value

Banks & Thrifts - 4.7%
Cullen/Frost Bankers, Inc.	50,000	$2,347,000
State Street Corp.	62,500	1,923,750
SunTrust Banks, Inc.	10,000	117,400
WSFS Financial Corp.	48,546	1,085,489
		5,473,639

Broadcasting/Cable TV/Advertising - 0.7%
Cox Radio, Inc. – Class A(a)	94,000	385,400
Interpublic Group of Companies, Inc.(a)	100,000	412,000
		797,400

Business Products & Services - 12.7%
CA, Inc.	190,000	3,345,900
CACI International, Inc. – Class A(a)	35,000	1,277,150
Diebold, Inc.	58,500	1,248,975
Parametric Technology Corp.(a)	145,000	1,447,100
Synopsys, Inc.(a)	300,000	6,219,000
Teradata Corp.(a)	74,200	1,203,524
		14,741,649

Capital Goods - 1.3%
Baldor Electric Company	105,000	1,521,450

Chemicals - 8.2%
Air Products and Chemicals, Inc.	30,000	1,687,500
FMC Corp.	75,000	3,235,500
Praxair, Inc.	67,500	4,542,075
		9,465,075

Consumer Products & Services - 8.1%
American Eagle Outfitters, Inc.	40,000	489,600
Del Monte Foods Company	225,000	1,640,250
Dr. Pepper Snapple Group, Inc.(a)	222,500	3,762,475
McCormick & Company, Inc.	120,000	3,548,400
		9,440,725

Engineering & Consulting - 0.7%
Chicago Bridge & Iron Company N.V.	130,800	820,116

Health Care Products & Services - 5.9%
CVS/Caremark Corp.	100,090	2,751,474
Laboratory Corporation of America Holdings(a)	57,500	3,363,175
Universal Health Services, Inc. - Class B	20,000	766,800
		6,881,449

Industrial Specialty Products - 12.4%
Amphenol Corp.	120,000	3,418,800
FEI Company(a)	39,000	601,770
International Rectifier Corp.(a)	62,000	837,620
Pall Corp.	162,500	3,319,875

Precision Castparts Corp.	85,000	5,091,500
Texas Instruments, Inc.	65,064	1,074,207
		14,343,772

Insurance - 5.2%
Brown & Brown, Inc.	150,000	2,836,500
Willis Group Holdings Ltd.	147,700	3,249,400
		6,085,900

Medical Products & Services - 2.9%
Abbott Laboratories	55,000	2,623,500
Kinetic Concepts, Inc.(a)	32,500	686,400
		3,309,900

Oil & Gas Producers - 10.8%
Anadarko Petroleum Corp.	107,500	4,180,675
EOG Resources, Inc.	90,000	4,928,400
Forest Oil Corp.(a)	122,500	1,610,875
Plains Exploration & Production Company(a)	102,947	1,773,777
Stone Energy Corp.(a)	20,000	66,600
		12,560,327

Oil & Gas Services - 0.6%
Helmerich & Payne, Inc.	31,060	707,236

Transportation - 1.6%
FedEx Corp.	42,500	1,890,825

Other - 1.8%		2,026,195

TOTAL COMMON STOCKS (Cost $119,925,691)		$90,065,658

MONEY MARKETS - 22.8%	Shares	Market Value

Federated U.S. Treasury Cash Reserve Fund	26,515,618	$26,515,618

TOTAL MONEY MARKETS (Cost $26,515,618)		$26,515,618

TOTAL INVESTMENT SECURITIES - 100.4% (Cost $146,441,309)		$116,581,276
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%		(431,806)

NET ASSETS - 100.0%		$116,149,470

(a)    Non-income producing security.

See Notes to Schedules of Investments.

THE WESTPORT FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (Unaudited)

Security Valuation – The Funds’ portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on stock exchanges are valued at the last sale price and securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price.  Securities for which market quotations are not readily available, or for which an available market quotation is determined not to be reliable, are valued at their fair value as determined in accordance with the valuation procedures approved by the Board of Trustees.  Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value.

Security Transactions – Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Federal Tax Information – As of March 31, 2009, The Westport Funds had the following federal tax cost resulting in unrealized appreciation as follows:

	Westport
	Select Cap Fund	Westport Fund
Gross Unrealized Appreciation	$203,410,227	$8,274,324
Gross Unrealized Depreciation	$(146,898,090)	$(38,144,921)
Net Unrealized Appreciation	$56,512,137	$(29,870,597)

Federal Income Tax Cost	$534,963,900	$146,451,873

Footnote Disclosure

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:
▪
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

▪
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

▪	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of 3/31/2009:

     Westport Select Fund

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$591,065,662
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	410,375^
Total	$591,476,037

^ The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Balance as of January 1, 2009	$1,611,700
Realized gain	0
Net purchases of investments	0
Net change in unrealized depreciation	(1,201,325)
Balance as of March 31, 2009	$410,375

           Westport Fund

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$116,581,276
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0
Total	$116,581,276

* Other financial instruments are derivatives instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Westport Funds

By:  /s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr.
President

Date: May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr.
President

Date: May 27, 2009

By:  /s/ Terry A. Wettergreen
Terry A. Wettergreen
Treasurer and Chief Financial Officer

Date: May 27, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)